Investment Strategy	Jun. 10, 2025
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Core Industrial Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the industrial sector, including the basic materials, capital goods, transportation and services sub-sectors. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of December 31, 2024, the Index included approximately 484 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds-Index Construction” for more information about the adjustment formula.

As of December 31, 2024, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of industrial assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds-Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable target index that BIM determines to collectively have an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Index. There may be instances in which BIM may choose to underweight or overweight a security in the Index, purchase securities not in the Index that BIM believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the industrial sector, either directly or indirectly (e.g., through derivatives). The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the industrial sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of industrial assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2024, the Index currently holds 25% or more of its assets in the basic industry, capital goods, and services sub-sectors.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the telecom, media and technology sector, including the telecommunications, technology and electronics, and media sub-sectors. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of December 31, 2024, the Index included approximately 294 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds-Index Construction” for more information about the adjustment formula.

As of December 31, 2024, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of telecom, media and technology assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds-Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable target index that BIM determines to collectively have an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Index. There may be instances in which BIM may choose to underweight or overweight a security in the Index, purchase securities not in the Index that BIM believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the telecom, media and technology sector, either directly or indirectly (e.g., through derivatives). Because the Index does not have a minimum percentage in the telecommunications sub-sector, technology and electronics sub-sector, or media sub-sector, the Fund also does not have a sub-sector investment minimum; however, the Fund intends to invest at least 15% of its net assets in each of the telecommunications, media and technology sub-sectors subject to the Fund’s investment objective to track the investment results of its index and the Fund’s fundamental investment policy. The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the telecom, media and technology sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of telecom, media and technology assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2024, the Index currently holds 25% or more of its assets in the media, telecommunications, and technology and electronics sub-sectors.

BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is non-diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Healthcare Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the healthcare sector, including the health facilities, health services, managed care, medical products, and pharmaceuticals sub-sectors. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of December 31, 2025, the Index included approximately 114 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds-Index Construction” for more information about the adjustment formula.

As of December 31, 2024, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of healthcare assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds-Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable target index that BIM determines to collectively have an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Index. There may be instances in which BIM may choose to underweight or overweight a security in the Index, purchase securities not in the Index that BIM believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the healthcare sector, either directly or indirectly (e.g., through derivatives).The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the healthcare sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of healthcare assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2024, the Index currently holds 25% or more of its assets in the healthcare sub-sector.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Financial & REIT Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the financial sector, including the banking, financial services, and insurance sub-sectors, and the REIT sector. The REIT sector is comprised solely of debt issued by real estate investment trusts. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of December 31, 2024, the Index included approximately 271 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds-Index Construction” for more information about the adjustment formula.

As of December 31, 2024, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of financial or REIT assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds-Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable target index that BIM determines to collectively have an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Index. There may be instances in which BIM may choose to underweight or overweight a security in the Index, purchase securities not in the Index that BIM believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the financial and REIT sector, either directly or indirectly (e.g., through derivatives). Because the Index does not have a minimum percentage in the financial sub-sector or the REIT sector, the Fund also does not have a sector or sub-sector investment minimum; however, the Fund intends to invest at least 15% of its net assets in each of the financial and REIT sectors subject to the Fund’s investment objective to track the investment results of its index and the Fund’s fundamental investment policy. The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the financial sector or the REIT sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of financial or REIT assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2024, the Index currently holds 25% or more of its assets in the financial services and REIT sub-sectors.

BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Energy Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the energy sector, including the exploration & production, gas distribution, oil field equipment & services, and oil refining & marketing sub-sectors. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of December 31, 2024, the Index included approximately 216 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds-Index Construction” for more information about the adjustment formula.

As of December 31, 2024, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of energy assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds-Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable target index that BIM determines to collectively have an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Index. There may be instances in which BIM may choose to underweight or overweight a security in the Index, purchase securities not in the Index that BIM believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the energy sector, either directly or indirectly (e.g., through derivatives).The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the energy sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of energy assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2024, the Index currently holds 25% or more of its assets in the energy sub-sector.

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer cyclicals sector (companies whose performance is generally more closely connected to the business cycle and current economic conditions), including the leisure, real estate development & management, department stores, and specialty retail sub-sectors. The performance of securities in this sector, in the aggregate, may exhibit greater volatility in response to macroeconomic or systematic changes in the overall economy. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of December 31, 2024, the Index included approximately 273 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds-Index Construction” for more information about the adjustment formula.

As of December 31, 2024, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of consumer cyclical assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds-Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable target index that BIM determines to collectively have an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Index. There may be instances in which BIM may choose to underweight or overweight a security in the Index, purchase securities not in the Index that BIM believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the consumer cyclicals sector, either directly or indirectly (e.g., through derivatives).The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the consumer cyclicals sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of consumer cyclicals assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2024, the Index currently holds 25% or more of its assets in the leisure sub-sector.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer non-cyclicals sector (companies whose performance is generally less closely connected to the business cycle and current economic conditions), including the consumer goods, discount stores, food & drug retail, restaurants, and utilities sub-sectors. The performance of securities in this sector, in the aggregate, may exhibit lower sensitivity in response to macroeconomic or systematic changes in the overall economy. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of December 31, 2024, the Index included approximately 174 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds-Index Construction” for more information about the adjustment formula.

As of December 31, 2024, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of consumer non-cyclical assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds-Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing will eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable target index that BIM determines to collectively have an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Index. There may be instances in which BIM may choose to underweight or overweight a security in the Index, purchase securities not in the Index that BIM believes are appropriate to substitute for certain securities in the Index in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the consumer non-cyclicals sector, either directly or indirectly (e.g., through derivatives).The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the consumer non-cyclicals sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of consumer non-cyclicals assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of December 31, 2024, the Index currently holds 25% or more of its assets in the consumer goods and utilities sub-sectors.

BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. In particular, the Fund allocates its assets among ETFs that each focus on U.S. dollar-denominated, high yield corporate bonds (commonly referred to as “junk bonds”) in the various sectors of the fixed income securities market (each, a “Sector” and collectively, the “Sectors”). As of December 31, 2024, the Sectors include: Industrials, Telecom, Media & Technology, Healthcare, Financial & REIT, Energy, Consumer Cyclicals, Consumer Non-Cyclicals, BB-rated, single-B rated, and CCC-rated Sectors. Exposure to the Sectors is obtained by investing in ETFs that invest in the specific sectors included in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Benchmark”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market (as determined by ICE Data Indices, LLC (“IDI” or “Index Provider”)). The sector classifications as determined by IDI are subject to change and are not controlled by the Fund or BondBloxx Investment Management Corporation (the “Adviser” or “BIM”), the Fund’s and the Underlying Funds’ (as defined below) investment adviser. The ETFs in which the Fund invests are: BondBloxx USD High Yield Bond Industrial Sector ETF (ticker: XHYI), BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (ticker: XHYT), BondBloxx USD High Yield Bond Healthcare Sector ETF (ticker: XHYH), BondBloxx USD High Yield Bond Financial & REIT Sector ETF (ticker: XHYF), BondBloxx USD High Yield Bond Energy Sector ETF |(ticker: XHYE), BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (ticker: XHYC), BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (ticker: XHYD), BondBloxx BB Rated USD High Yield Corporate Bond ETF (ticker: XBB), BondBloxx B Rated USD High Yield Corporate Bond ETF (ticker: XB), and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (ticker: XCCC) (each, an “Underlying Fund”). The Fund will be close to fully invested at all times in the Underlying Funds. Each Underlying Fund is an affiliated fund advised by the Adviser.

“Sector rotation” refers to the allocation and reallocation of Fund assets from one or more Sectors into one or more other Sectors. The Adviser makes asset allocation recommendations among the Underlying Funds based on its fundamental investment approach that takes into consideration the analysis of macroeconomic, financial and market data to formulate decisions regarding the recommended sector allocation(s) within the portfolio, which may result in the allocation and reallocation of Fund assets from one or more Sectors into one or more other Sectors.

The Adviser’s asset allocations may attempt to enhance returns relative to the Underlying Benchmark by overweighting and underweighting exposure to the Sectors and this may consequently increase or reduce the Fund’s overall exposure to certain Underlying Funds. It is possible the Fund may not have exposure to all Sectors or Underlying Funds at all times.

The Adviser typically rebalances the Fund’s portfolio of Underlying Funds on a monthly basis, although rebalancing may occur more or less frequently depending on market conditions. As a result of frequent rebalances, the Fund may experience a high turnover rate.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly or indirectly through the Underlying Funds, in high yield bonds issued by U.S. companies. High yield bonds are below investment grade securities (sometimes referred to as “junk bonds”) that are rated below “BBB-” by S&P Global Ratings and Fitch or below “Baa3” by Moody’s or similar securities that are unrated but considered to be of equivalent quality by BIM. The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.